Annual Total Returns [BarChart] - First Trust BICK Index Fund - First Trust BICK Index Fund	Feb. 01, 2021
Bar Chart Table:
2011	(27.71%)
2012	13.01%
2013	(0.18%)
2014	(2.54%)
2015	(18.47%)
2016	16.65%
2017	37.98%
2018	(15.90%)
2019	19.75%
2020	29.40%